Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (2,407,767)	$ 3,487,795
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (183,244)	$ 105,762
Percent of Total	7.61%	3.03%
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 697,560	$ 342,757
Percent of Total	(28.97%)	9.83%
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 32,963	$ 18,172
Percent of Total	(1.37%)	0.52%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (2,546,180)	$ 1,804,081
Percent of Total	105.75%	51.73%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 44,286	$ 25,696
Percent of Total	(1.84%)	0.74%
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 423,509	$ 328,773
Percent of Total	(17.59%)	9.43%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 128,550	$ 178,170
Percent of Total	(5.34%)	5.11%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (149,119)	$ (62,154)
Percent of Total	6.19%	(1.78%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 41,937	$ (29,479)
Percent of Total	(1.74%)	(0.85%)
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 6,722	$ (3,172)
Percent of Total	(0.28%)	(0.09%)
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 12,332	$ 11,387
Percent of Total	(0.51%)	0.33%
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (134,531)	$ (80,833)
Percent of Total	5.59%	(2.32%)
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (152,275)	$ (25,346)
Percent of Total	6.32%	(0.73%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ (630,277)	$ 873,981
Percent of Total	26.18%	25.05%